                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                         SUPPLEMENT DATED MAY 1, 2010
                                      TO
                         PROSPECTUS DATED MAY 1, 2004
                           (FLEXIBLE VALUE ANNUITY)

                         SUPPLEMENT DATED MAY 1, 2010
                                      TO
                         PROSPECTUS DATED MAY 1, 2000
                                (SECURANNUITY)

                         SUPPLEMENT DATED MAY 1, 2010
                                      TO
                       PROSPECTUS DATED NOVEMBER 6, 1996
                              (ULTIMATE ANNUITY)

This Supplement revises information contained in the prospectus dated May 1, 2004 (as supplemented) for the Flexible Value Variable Annuity contract, the prospectus dated May 1, 2000 (as supplemented) for the SecurAnnuity Variable Annuity contract, and the prospectus dated November 6, 1996 (as supplemented) for the Ultimate Annuity Variable Annuity contract issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

FEE TABLES AND EXAMPLES

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN FUNDS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE FUNDS AND IN THE FOLLOWING TABLES.

                                                                                                               Minimum Maximum
                                                                                                               ------- -------
Total Annual Fund Operating Expenses (expenses that are deducted from Fund assets, including management fees,
distribution and/or service (12b-1) fees, and other expenses)                                                   0.28%   1.01%

FUND EXPENSES
(as a percentage of the average daily net assets of a Fund)

                                                                                                     CONTRACTUAL
                                                        DISTRIBUTION            ACQUIRED    TOTAL    FEE WAIVER   NET TOTAL
                                                           AND/OR               FUND FEES  ANNUAL      AND/OR       ANNUAL
                                            MANAGEMENT SERVICE (12B-1)  OTHER      AND    OPERATING    EXPENSE    OPERATING
                                               FEE          FEES       EXPENSES EXPENSES* EXPENSES  REIMBURSEMENT EXPENSES**
----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
CLASS 2
American Funds Global Small Capitalization
 Fund                                          0.72%        0.25%        0.04%      --      1.01%        --          1.01%
American Funds Growth Fund                     0.33%        0.25%        0.02%      --      0.60%        --          0.60%
American Funds Growth-Income Fund              0.28%        0.25%        0.01%      --      0.54%        --          0.54%
DWS VARIABLE SERIES I -- CLASS A
DWS International VIP                          0.79%          --         0.15%    0.02%     0.96%        --          0.96%

                                                                                                   CONTRACTUAL
                                                      DISTRIBUTION            ACQUIRED    TOTAL    FEE WAIVER   NET TOTAL
                                                         AND/OR               FUND FEES  ANNUAL      AND/OR       ANNUAL
                                          MANAGEMENT SERVICE (12B-1)  OTHER      AND    OPERATING    EXPENSE    OPERATING
                                             FEE          FEES       EXPENSES EXPENSES* EXPENSES  REIMBURSEMENT EXPENSES**
---------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
-- INITIAL CLASS
Asset Manager/SM/ Portfolio                  0.51%         --          0.16%      --      0.67%         --         0.67%
Contrafund(R) Portfolio                      0.56%         --          0.11%      --      0.67%         --         0.67%
Growth Portfolio                             0.56%         --          0.13%      --      0.69%         --         0.69%
Money Market Portfolio                       0.19%         --          0.12%      --      0.31%         --         0.31%
MET INVESTORS SERIES TRUST -- CLASS A
Invesco Small Cap Growth Portfolio           0.86%         --          0.04%      --      0.90%         --         0.90%
Lord Abbett Bond Debenture Portfolio         0.51%         --          0.04%      --      0.55%         --         0.55%
Lord Abbett Growth and Income Portfolio      0.53%         --          0.03%      --      0.56%         --         0.56%
MFS(R) Research International Portfolio      0.71%         --          0.10%      --      0.81%         --         0.81%
Morgan Stanley Mid Cap Growth Portfolio      0.70%         --          0.20%      --      0.90%         --         0.90%
PIMCO Total Return Portfolio                 0.48%         --          0.04%      --      0.52%         --         0.52%
RCM Technology Portfolio                     0.88%         --          0.08%      --      0.96%         --         0.96%
Third Avenue Small Cap Value Portfolio       0.74%         --          0.04%      --      0.78%         --         0.78%
METROPOLITAN SERIES FUND, INC. --
CLASS A
Barclays Capital Aggregate Bond Index
 Portfolio                                   0.25%         --          0.05%      --      0.30%       0.01%        0.29%/1/
BlackRock Bond Income Portfolio              0.38%         --          0.05%      --      0.43%       0.03%        0.40%/2/
BlackRock Large Cap Value Portfolio          0.64%         --          0.03%      --      0.67%         --         0.67%
BlackRock Legacy Large Cap Growth
 Portfolio                                   0.73%         --          0.10%      --      0.83%       0.01%        0.82%/3/
Davis Venture Value Portfolio                0.71%         --          0.03%      --      0.74%       0.05%        0.69%/4/
Met/Artisan Mid Cap Value Portfolio          0.82%         --          0.05%      --      0.87%         --         0.87%/5/
MetLife Mid Cap Stock Index Portfolio        0.25%         --          0.10%    0.01%     0.36%       0.01%        0.35%/1/
MetLife Stock Index Portfolio                0.25%         --          0.03%      --      0.28%       0.01%        0.27%/1/
MFS(R) Total Return Portfolio                0.54%         --          0.06%      --      0.60%         --         0.60%
MFS(R) Value Portfolio                       0.71%         --          0.03%      --      0.74%       0.08%        0.66%/6/
Morgan Stanley EAFE(R) Index Portfolio       0.30%         --          0.14%    0.01%     0.45%       0.01%        0.44%/7/
Neuberger Berman Genesis Portfolio           0.85%         --          0.09%      --      0.94%       0.03%        0.91%/8/
Russell 2000(R) Index Portfolio              0.25%         --          0.10%      --      0.35%       0.01%        0.34%/1/
T. Rowe Price Small Cap Growth Portfolio     0.51%         --          0.11%      --      0.62%         --         0.62%
T. ROWE PRICE GROWTH STOCK FUND, INC.        0.55%         --          0.18%      --      0.73%         --         0.73%
T. ROWE PRICE INTERNATIONAL FUNDS,
INC.
International Stock Fund                     0.66%         --          0.25%      --      0.91%         --         0.91%
T. ROWE PRICE PRIME RESERVE FUND,
INC.                                         0.36%         --          0.24%      --      0.60%         --         0.60%
THE ALGER PORTFOLIOS -- CLASS I-2
Alger Small Cap Growth Portfolio             0.81%         --          0.16%      --      0.97%         --         0.97%

--------
* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.
** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

/1/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to 0.243%.
/2/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for amounts over $1 billion but less than $3.4 billion and 0.25% on amounts over $3.4 billion.
/3/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.705% for amounts over $300 million but less than $1 billion.
/4/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets and 0.70% for the next $450 million and 0.65% for the next $4 billion and 0.625% for amounts over $4.5 billion.

/5/ Pursuant to an amended advisory agreement, management fees have been restated to reflect current fees as if they were in effect during the entire fiscal year ended December 31, 2009.
/6/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets and 0.60% for the next $250 million and 0.50% for amounts over $1.5 billion.
/7/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to 0.293%.
/8/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.825% for the first $500 million of the Portfolio's average daily net assets.

THE FUNDS

The following Funds are available under the Contract. You should read the prospectuses for these Funds carefully. You can obtain copies of the Fund prospectuses by calling or writing to us at: MetLife Investors USA Insurance Company, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa 50306-0366,
(800) 343-8496. You can also obtain information about the Funds (including a copy of the Statement of Additional Information) by accessing the Securities & Exchange Commission's website at http://www.sec.gov.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

                                                                                           INVESTMENT ADVISER
                FUND                           INVESTMENT OBJECTIVE                          AND SUBADVISER
--------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R)
-- CLASS 2
American Funds Global Small
 Capitalization Fund                   Seeks long-term growth of capital.     Capital Research and Management Company
American Funds Growth Fund             Seeks growth of capital.               Capital Research and Management Company
American Funds Growth-Income Fund      Seeks long-term growth of capital and
                                       income.                                Capital Research and Management Company
DWS VARIABLE SERIES I -- CLASS A
DWS International VIP*                 Seeks long-term growth of capital.     Deutsche Investment Management Americas Inc.
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS -- INITIAL CLASS
Asset Manager/SM/ Portfolio*           Seeks to obtain high total return      Fidelity Management & Research Company
                                       with reduced risk over the long-term   Subadviser: FMR Co., Inc.
                                       by allocating its assets among
                                       stocks, bonds, and short-term
                                       instruments.
Contrafund(R) Portfolio*               Seeks long-term capital appreciation.  Fidelity Management & Research Company
                                                                              Subadviser: FMR Co., Inc.
Growth Portfolio*                      Seeks to achieve capital appreciation. Fidelity Management & Research Company
                                                                              Subadviser: FMR Co., Inc.
Money Market Portfolio                 Seeks as high a level of current       Fidelity Management & Research Company
                                       income as is consistent with           Subadviser: Fidelity Investments Money
                                       preservation of capital and liquidity. Management, Inc.
MET INVESTORS SERIES TRUST -- CLASS A
Invesco Small Cap Growth               Seeks long-term growth of capital.     MetLife Advisers, LLC
Portfolio (formerly Met/AIM Small Cap                                         Subadviser: Invesco Advisers, Inc.
Growth Portfolio)
Lord Abbett Bond Debenture Portfolio   Seeks high current income and the      MetLife Advisers, LLC
                                       opportunity for capital appreciation   Subadviser: Lord, Abbett & Co. LLC
                                       to produce a high total return.
Lord Abbett Growth and Income          Seeks long-term growth of capital and
 Portfolio                             income without excessive fluctuation   MetLife Advisers, LLC
                                       in market value.                       Subadviser: Lord, Abbett & Co. LLC
MFS(R) Research International          Seeks capital appreciation.            MetLife Advisers, LLC
 Portfolio*                                                                   Subadviser: Massachusetts Financial Services
                                                                              Company
Morgan Stanley Mid Cap Growth          Seeks capital appreciation.            MetLife Advisers, LLC
Portfolio (formerly Van Kampen Mid                                            Subadviser: Morgan Stanley Investment
Cap Growth Portfolio)                                                         Management Inc.
PIMCO Total Return Portfolio           Seeks maximum total return,
                                       consistent with the preservation of    MetLife Advisers, LLC
                                       capital and prudent investment         Subadviser: Pacific Investment Management
                                       management.                            Company LLC
RCM Technology Portfolio               Seeks capital appreciation; no         MetLife Advisers, LLC
                                       consideration is given to income.      Subadviser: RCM Capital Management LLC
Third Avenue Small Cap Value Portfolio Seeks long-term capital appreciation.  MetLife Advisers, LLC
                                                                              Subadviser: Third Avenue Management LLC

                                                                                             INVESTMENT ADVISER
                FUND                           INVESTMENT OBJECTIVE                            AND SUBADVISER
------------------------------------------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC. --
CLASS A
Barclays Capital Aggregate Bond Index  Seeks to equal the performance of the  MetLife Advisers, LLC
 Portfolio                             Barclays Capital U.S. Aggregate Bond   Subadviser: MetLife Investment Advisors
                                       Index.                                 Company, LLC
BlackRock Bond Income Portfolio        Seeks a competitive total return
                                       primarily from investing in            MetLife Advisers, LLC
                                       fixed-income securities.               Subadviser: BlackRock Advisors, LLC
BlackRock Large Cap Value Portfolio    Seeks long-term growth of capital.     MetLife Advisers, LLC
                                                                              Subadviser: BlackRock Advisors, LLC
BlackRock Legacy Large Cap Growth      Seeks long-term growth of capital.     MetLife Advisers, LLC
 Portfolio                                                                    Subadviser: BlackRock Advisors, LLC
Davis Venture Value Portfolio          Seeks growth of capital.               MetLife Advisers, LLC
                                                                              Subadviser: Davis Selected Advisers, L.P.
Met/Artisan Mid Cap Value Portfolio    Seeks long-term capital growth.        MetLife Advisers, LLC
                                                                              Subadviser: Artisan Partners Limited Partnership
MetLife Mid Cap Stock Index Portfolio  Seeks to equal the performance of the  MetLife Advisers, LLC
                                       Standard & Poor's MidCap 400(R)        Subadviser: MetLife Investment Advisors
                                       Composite Stock Price Index.           Company, LLC
MetLife Stock Index Portfolio          Seeks to equal the performance of the  MetLife Advisers, LLC
                                       Standard & Poor's 500(R) Composite     Subadviser: MetLife Investment Advisors
                                       Stock Price Index.                     Company, LLC
MFS(R) Total Return Portfolio          Seeks a favorable total return         MetLife Advisers, LLC
                                       through investment in a diversified    Subadviser: Massachusetts Financial Services
                                       portfolio.                             Company
MFS(R) Value Portfolio                 Seeks capital appreciation.            MetLife Advisers, LLC
                                                                              Subadviser: Massachusetts Financial Services
                                                                              Company
Morgan Stanley EAFE(R) Index Portfolio Seeks to equal the performance of the  MetLife Advisers, LLC
                                       MSCI EAFE(R) Index.                    Subadviser: MetLife Investment Advisors
                                                                              Company, LLC
Neuberger Berman Genesis               Seeks high total return, consisting    MetLife Advisers, LLC
Portfolio (formerly BlackRock          principally of capital appreciation.   Subadviser: Neuberger Berman Management
Strategic Value Portfolio)                                                    LLC
Russell 2000(R) Index Portfolio        Seeks to equal the performance of the  MetLife Advisers, LLC
                                       Russell 2000(R) Index.                 Subadviser: MetLife Investment Advisors
                                                                              Company, LLC
T. Rowe Price Small Cap Growth         Seeks long-term capital growth.        MetLife Advisers, LLC
 Portfolio*                                                                   Subadviser: T. Rowe Price Associates, Inc.
T. ROWE PRICE GROWTH STOCK FUND,
INC.**                                 Seeks long-term capital growth.        T. Rowe Price Associates, Inc.
T. ROWE PRICE INTERNATIONAL FUNDS,
INC.
International Stock Fund**             Seeks long-term growth of capital      T. Rowe Price International, Inc.
                                       through investments in the common      Subadvisers: T. Rowe Price Global Investment
                                       stocks of established, non-U.S.        Services Limited
                                       companies.
T. ROWE PRICE PRIME RESERVE FUND,      Seeks preservation of capital,         T. Rowe Price Associates, Inc.
INC.**                                 liquidity, and, consistent with
                                       these, the highest possible current
                                       income.
THE ALGER PORTFOLIOS -- CLASS
I-2 (FORMERLY ALGER AMERICAN FUND --
CLASS O)
Alger Small Cap Growth
Portfolio* (formerly Alger American
SmallCap Growth Portfolio)             Seeks long-term capital appreciation.  Fred Alger Management, Inc.

--------
*  Not available in the SecurAnnuity product.
** Available only in the SecurAnnuity product.

TAXES

MINIMUM REQUIRED DISTRIBUTIONS

You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a Contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your Contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

OTHER INFORMATION

DISTRIBUTOR

The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


SUPP-510 FLEXVALUE/SECURANNUITY/ULTIMATEANNUITY